Guarantor Statements - SB/RH (Statement Of Comprehensive Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Condensed Statement of Income Captions [Line Items]
Net income	$ 297.1	$ 357.6	$ 149.4
Foreign currency translation loss	29.1	(8.5)	(113.0)
Unrealized (loss) gain on derivative instruments	(29.1)	7.1	(13.2)
Defined benefit pension gain (loss)	19.6	(28.2)	(11.0)
Other comprehensive gain (loss), net of tax	19.6	(29.6)	(137.2)
Comprehensive income	316.7	328.0	12.2
Comprehensive loss attributable to non-controlling interest	(0.2)	(0.3)	(0.2)
Comprehensive income attributable to controlling interest	316.9	328.3	12.4
Parent [Member]
Condensed Statement of Income Captions [Line Items]
Net income	307.5	350.1	165.4
Foreign currency translation loss	29.1	(8.5)	(112.9)
Unrealized (loss) gain on derivative instruments	(29.1)	7.0	(13.2)
Defined benefit pension gain (loss)	19.6	(28.2)	(11.0)
Other comprehensive gain (loss), net of tax	19.6	(29.7)	(137.1)
Comprehensive income	327.1	320.4	28.3
Comprehensive income attributable to controlling interest	327.1	320.4	28.3
SB/RH Holdings, LLC [Member]
Condensed Statement of Income Captions [Line Items]
Net income	301.2	352.3	155.8
Foreign currency translation loss	29.1	(8.5)	(113.0)
Unrealized (loss) gain on derivative instruments	(29.1)	7.1	(13.2)
Defined benefit pension gain (loss)	19.6	(28.2)	(11.0)
Other comprehensive gain (loss), net of tax	19.6	(29.6)	(137.2)
Comprehensive income	320.8	322.7	18.6
Comprehensive loss attributable to non-controlling interest	(0.2)	(0.3)	(0.2)
Comprehensive income attributable to controlling interest	321.0	323.0	18.8
Eliminations [Member]
Condensed Statement of Income Captions [Line Items]
Net income	(566.6)	(629.7)	(400.7)
Foreign currency translation loss	(66.3)	14.4	227.7
Unrealized (loss) gain on derivative instruments	30.2	(6.3)	15.8
Defined benefit pension gain (loss)	(29.3)	50.8	4.4
Other comprehensive gain (loss), net of tax	(65.4)	58.9	247.9
Comprehensive income	(632.0)	(570.8)	(152.8)
Comprehensive income attributable to controlling interest	(632.0)	(570.8)	(152.8)
Guarantor Subsidiaries [Member]
Condensed Statement of Income Captions [Line Items]
Net income	364.5	433.9	224.0
Foreign currency translation loss	32.0	(8.3)	(113.9)
Unrealized (loss) gain on derivative instruments	(15.1)	3.2	(7.9)
Defined benefit pension gain (loss)	14.6	(25.4)	(2.2)
Other comprehensive gain (loss), net of tax	31.5	(30.5)	(124.0)
Comprehensive income	396.0	403.4	100.0
Comprehensive income attributable to controlling interest	396.0	403.4	100.0
Nonguarantor Subsidiaries [Member]
Condensed Statement of Income Captions [Line Items]
Net income	195.8	198.0	167.1
Foreign currency translation loss	34.3	(6.1)	(113.9)
Unrealized (loss) gain on derivative instruments	(15.1)	3.2	(7.9)
Defined benefit pension gain (loss)	14.7	(25.4)	(2.2)
Other comprehensive gain (loss), net of tax	33.9	(28.3)	(124.0)
Comprehensive income	229.7	169.7	43.1
Comprehensive loss attributable to non-controlling interest	(0.2)	(0.3)	(0.2)
Comprehensive income attributable to controlling interest	$ 229.9	$ 170.0	$ 43.3